Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,735,226.87

Principal:
Principal Collections	$42,934,271.11
Prepayments in Full	$23,929,683.91
Liquidation Proceeds	$456,978.06
Recoveries	$35,716.15
Sub Total	$67,356,649.23
Collections	$71,091,876.10

Purchase Amounts:
Purchase Amounts Related to Principal	$78,894.69
Purchase Amounts Related to Interest	$104.70
Sub Total	$78,999.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$71,170,875.49

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$71,170,875.49
Servicing Fee	$1,335,499.58	$1,335,499.58	$0.00	$0.00	$69,835,375.91
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$69,835,375.91
Interest - Class A-2 Notes	$184,290.88	$184,290.88	$0.00	$0.00	$69,651,085.03
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$69,330,891.03
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$69,188,164.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$69,188,164.36
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$69,125,530.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$69,125,530.69
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$69,053,926.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$69,053,926.69
Regular Principal Payment	$62,442,273.42	$62,442,273.42	$0.00	$0.00	$6,611,653.27
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$6,611,653.27
Residual Released to Depositor	$0.00	$6,611,653.27	$0.00	$0.00	$0.00

Total		$71,170,875.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$62,442,273.42
Total					$62,442,273.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$62,442,273.42	$91.04	$184,290.88	$0.27	$62,626,564.30	$91.31
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$62,442,273.42	$29.65	$781,449.22	$0.37	$63,223,722.64	$30.02

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$442,298,111.13	0.6448434	$379,855,837.71	0.5538064
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,450,508,111.13	0.6888648	$1,388,065,837.71	0.6592101

Pool Information
Weighted Average APR	2.701%	2.684%
Weighted Average Remaining Term	49.12	48.36
Number of Receivables Outstanding	63,416	61,497
Pool Balance	$1,602,599,499.79	$1,535,006,843.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,495,603,669.26	$1,432,147,505.99
Pool Factor	0.7109957	0.6810081

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$102,859,337.47
Targeted Overcollateralization Amount	$146,941,005.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$146,941,005.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		135	$192,828.56
(Recoveries)		16	$35,716.15
Net Loss for Current Collection Period			$157,112.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1176%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4646%
Second Prior Collection Period			0.2146%
Prior Collection Period			0.2260%
Current Collection Period			0.1202%
Four Month Average (Current and Prior Three Collection Periods)			0.2564%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,324	$2,630,604.28
(Cumulative Recoveries)			$175,267.63
Cumulative Net Loss for All Collection Periods			$2,455,336.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1089%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,986.86
Average Net Loss for Receivables that have experienced a Realized Loss			$1,854.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.38%	211	$5,847,118.63
61-90 Days Delinquent	0.03%	18	$462,240.72
91-120 Days Delinquent	0.02%	10	$339,500.19
Over 120 Days Delinquent	0.00%	3	$56,647.16
Total Delinquent Receivables	0.44%	242	$6,705,506.70

Repossession Inventory:
Repossessed in the Current Collection Period		18	$594,702.26
Total Repossessed Inventory		25	$868,478.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0571%
Prior Collection Period			0.0788%
Current Collection Period			0.0504%
Three Month Average			0.0621%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0559%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	10

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	141	$4,950,873.69
2 Months Extended	156	$5,308,665.27
3+ Months Extended	19	$679,407.43

Total Receivables Extended	316	$10,938,946.39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer